BORROWINGS AND NOTES PAYABLE (Schedule of Composition of Borrowings and Notes Payable) (Details)	12 Months Ended
Dec. 31, 2019
Notes payable series D [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	'Makam' plus 1.2%	[1]
Notes payable series F [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.16% fixed	[2]
Notes payable series G [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4% fixed	[3]
Borrowing P [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.38% fixed
Borrowing Q [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.5% fixed

[1]	'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the Government of Israel. The interest is updated on a quarterly basis. The interest rates paid (in annual terms, and including the additional interest of 1.2%) for the period from October 1, 2019 to December 30, 2019 was 1.398%.
[2]	See also note 15 (2) and 15 (4).
[3]	See also note 15 (2) and 15 (5).